Horizon Expedition Plus ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 89.7%		Shares	Value
Aerospace & Defense - 3.1%
Boeing Co. (a)		1,988	$452,330
General Dynamics Corp.		941	335,984
General Electric Co.		3,820	1,307,433
Howmet Aerospace, Inc.		1,799	472,292
L3Harris Technologies, Inc.		606	220,911
RTX Corp.		4,261	863,364
TransDigm Group, Inc.		171	222,777
			3,875,091

Air Freight & Logistics - 0.3%
FedEx Corp.		893	345,591

Automobiles - 2.1%
Ford Motor Co.		15,392	216,873
General Motors Co.		3,543	278,870
Tesla, Inc. (a)		5,491	2,210,182
			2,705,925

Banks - 4.1%
Bank of America Corp.		22,497	1,121,025
Citigroup, Inc.		6,433	708,852
JPMorgan Chase & Co.		7,181	2,156,454
Truist Financial Corp.		4,657	229,637
US Bancorp		4,621	252,584
Wells Fargo & Co.		8,284	674,732
			5,143,284

Beverages - 1.0%
Coca-Cola Co.		7,862	641,225
Monster Beverage Corp. (a)		3,754	320,216
PepsiCo, Inc.		2,000	339,480
			1,300,921

Biotechnology - 2.3%
AbbVie, Inc.		5,567	1,291,990
Amgen, Inc.		1,788	694,030
Gilead Sciences, Inc.		3,900	580,905
Regeneron Pharmaceuticals, Inc.		366	286,091
			2,853,016

Broadline Retail - 3.4%
Amazon.com, Inc. (a)		20,391	4,282,110

Building Products - 0.5%
Johnson Controls International PLC		2,652	382,683
Trane Technologies PLC		649	300,046
			682,729

Capital Markets - 4.3%
Bank of New York Mellon Corp.		2,805	334,076
Blackrock, Inc.		389	413,596
Blackstone, Inc.		2,043	231,615
Charles Schwab Corp.		4,559	434,017
CME Group, Inc.		738	235,791
Coinbase Global, Inc. - Class A (a)		742	130,481
Goldman Sachs Group, Inc.		1,113	956,701
Interactive Brokers Group, Inc. - Class A		2,681	190,860
KKR & Co., Inc.		2,265	198,595
Moody's Corp.		653	311,866
Morgan Stanley		5,648	940,449
MSCI, Inc.		293	167,546
Nasdaq, Inc.		2,164	189,523
Robinhood Markets, Inc. - Class A (a)		3,668	278,218
S&P Global, Inc.		677	299,153
State Street Corp.		1,388	178,525
			5,491,012

Chemicals - 0.3%
Ecolab, Inc.		700	215,845
Sherwin-Williams Co.		493	178,757
			394,602

Commercial Services & Supplies - 0.4%
Cintas Corp.		837	168,346
Republic Services, Inc.		681	155,949
Waste Management, Inc.		829	199,656
			523,951

Communications Equipment - 0.9%
Arista Networks, Inc. (a)		2,583	344,830
Cisco Systems, Inc.		10,323	820,266
			1,165,096

Construction & Engineering - 0.5%
EMCOR Group, Inc.		263	190,575
Quanta Services, Inc.		672	378,390
			568,965

Construction Materials - 0.1%
Vulcan Materials Co.		583	180,730

Consumer Finance - 1.0%
American Express Co.		2,504	773,486
Capital One Financial Corp.		1,936	378,759
Synchrony Financial		2,131	147,273
			1,299,518

Consumer Staples Distribution & Retail - 2.9%
Costco Wholesale Corp.		614	620,625
Walmart, Inc.		24,161	3,091,400
			3,712,025

Diversified Telecommunication Services - 0.4%
AT&T, Inc.		9,007	252,286
Verizon Communications, Inc.		5,507	276,121
			528,407

Electric Utilities - 1.3%
American Electric Power Co., Inc.		1,571	210,231
Constellation Energy Corp.		1,254	413,669
Entergy Corp.		1,678	179,731
NextEra Energy, Inc.		5,217	489,198
NRG Energy, Inc.		1,079	193,098
Xcel Energy, Inc.		1,839	153,299
			1,639,226

Electrical Equipment - 1.6%
AMETEK, Inc.		959	229,412
Eaton Corp. PLC		1,242	466,893
Emerson Electric Co.		1,986	299,389
GE Vernova, Inc.		964	842,150
Rockwell Automation, Inc.		524	213,504
			2,051,348

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A		2,719	397,137
Corning, Inc.		1,719	258,503
Keysight Technologies, Inc. (a)		804	247,094
TE Connectivity PLC		645	148,447
			1,051,181

Energy Equipment & Services - 0.4%
Baker Hughes Co.		4,535	295,954
SLB Ltd.		4,914	252,285
			548,239

Entertainment - 1.3%
Netflix, Inc. (a)		8,778	844,795
Take-Two Interactive Software, Inc. (a)		803	169,818
Walt Disney Co.		3,093	327,982
Warner Bros Discovery, Inc. (a)		11,403	321,222
			1,663,817

Financial Services - 1.7%
Apollo Global Management, Inc.		1,608	168,197
Mastercard, Inc. - Class A		1,682	869,947
Visa, Inc. - Class A		3,573	1,143,860
			2,182,004

Ground Transportation - 0.3%
Uber Technologies, Inc. (a)		5,793	436,908

Health Care Equipment & Supplies - 1.8%
Becton Dickinson & Co.		734	129,536
Boston Scientific Corp. (a)		3,366	258,677
Edwards Lifesciences Corp. (a)		2,335	201,908
GE HealthCare Technologies, Inc.		2,037	171,658
IDEXX Laboratories, Inc. (a)		362	237,736
Intuitive Surgical, Inc. (a)		1,310	659,598
Medtronic PLC		3,665	357,924
Stryker Corp.		801	310,356
			2,327,393

Health Care Providers & Services - 1.1%
Cardinal Health, Inc.		963	220,749
Cencora, Inc.		591	219,935
CVS Health Corp.		3,321	265,348
HCA Healthcare, Inc.		732	387,740
McKesson Corp.		304	300,160
			1,393,932

Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. - Class A (a)		1,899	256,574
Carnival Corp.		6,745	212,805
DoorDash, Inc. - Class A (a)		1,387	244,764
Expedia Group, Inc.		705	152,061
Hilton Worldwide Holdings, Inc.		946	294,944
Las Vegas Sands Corp.		3,384	191,941
Marriott International, Inc. - Class A		1,050	358,817
McDonald's Corp.		1,156	394,265
Royal Caribbean Cruises Ltd.		1,065	331,172
Starbucks Corp.		2,943	288,473
Yum! Brands, Inc.		1,094	183,967
			2,909,783

Household Products - 0.4%
Procter & Gamble Co.		2,676	447,427

Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.		1,455	253,010

Industrial Conglomerates - 0.2%
3M Co.		1,901	314,273

Insurance - 1.0%
Aflac, Inc.		1,455	164,313
Allstate Corp.		843	180,840
Aon PLC - Class A		440	147,607
Chubb Ltd.		817	278,483
Hartford Insurance Group, Inc.		1,097	154,491
Marsh & McLennan Cos., Inc.		824	153,874
Travelers Cos., Inc.		666	205,554
			1,285,162

Interactive Media & Services - 6.2%
Alphabet, Inc. - Class A		17,904	5,581,751
Meta Platforms, Inc. - Class A		3,587	2,325,022
			7,906,773

IT Services - 0.4%
International Business Machines Corp.		2,230	535,668

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.		1,363	165,441
Danaher Corp.		2,369	499,006
IQVIA Holdings, Inc. (a)		847	151,452
Mettler-Toledo International, Inc. (a)		80	109,335
Thermo Fisher Scientific, Inc.		1,292	673,274
Waters Corp. (a)		476	152,055
			1,750,563

Machinery - 2.0%
Caterpillar, Inc.		1,691	1,256,125
Cummins, Inc.		595	347,403
Parker-Hannifin Corp.		515	519,728
Westinghouse Air Brake Technologies Corp.		799	210,896
Xylem, Inc.		1,156	149,771
			2,483,923

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.		4,426	301,322
Newmont Corp.		4,105	533,650
Nucor Corp.		1,084	191,738
			1,026,710

Multi-Utilities - 0.3%
Dominion Energy, Inc.		2,479	156,524
Sempra		2,211	212,853
			369,377

Oil, Gas & Consumable Fuels - 2.2%
Diamondback Energy, Inc.		1,328	231,178
EQT Corp.		3,150	193,473
Exxon Mobil Corp.		7,190	1,096,475
Marathon Petroleum Corp.		1,166	231,113
Phillips 66		1,530	236,125
Targa Resources Corp.		1,059	249,712
Valero Energy Corp.		1,291	264,190
Williams Cos., Inc.		3,951	295,219
			2,797,485

Passenger Airlines - 0.3%
Delta Air Lines, Inc.		2,789	183,237
United Airlines Holdings, Inc. (a)		1,560	165,828
			349,065

Personal Care Products - 0.2%
Estee Lauder Cos., Inc. - Class A		1,796	196,608

Pharmaceuticals - 3.6%
Eli Lilly & Co.		3,217	3,384,252
Johnson & Johnson		4,847	1,204,140
			4,588,392

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)		1,332	196,683

Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc. (a)		4,795	960,007
Analog Devices, Inc.		623	221,657
Applied Materials, Inc.		1,829	680,937
Broadcom, Inc. (b)		15,535	4,964,209
First Solar, Inc. (a)		583	114,968
Intel Corp. (a)		8,348	380,752
KLA Corp.		282	429,923
Lam Research Corp.		3,006	703,073
Micron Technology, Inc.		2,814	1,160,409
Monolithic Power Systems, Inc.		164	187,409
NVIDIA Corp. (b)		46,009	8,152,335
Teradyne, Inc.		856	273,946
			18,229,625

Software - 7.2%
AppLovin Corp. - Class A (a)		808	351,294
Autodesk, Inc. (a)		485	119,247
Cadence Design Systems, Inc. (a)		463	139,548
Crowdstrike Holdings, Inc. - Class A (a)		466	173,343
Datadog, Inc. - Class A (a)		893	99,980
Fair Isaac Corp. (a)		74	104,293
Fortinet, Inc. (a)		1,774	140,199
Intuit, Inc.		363	148,478
Microsoft Corp. (b)		12,991	5,102,085
Oracle Corp.		9,101	1,323,286
Palantir Technologies, Inc. - Class A (a)		6,999	960,193
Palo Alto Networks, Inc. (a)		733	109,159
ServiceNow, Inc. (a)		928	100,233
Synopsys, Inc. (a)		358	148,212
Workday, Inc. - Class A (a)		628	84,001
			9,103,551

Specialty Retail - 1.2%
Home Depot, Inc.		1,118	425,645
O'Reilly Automotive, Inc. (a)		2,223	208,695
Ross Stores, Inc.		1,365	280,699
TJX Cos., Inc.		3,603	582,461
			1,497,500

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc. (b)		27,480	7,259,666
Dell Technologies, Inc. - Class C		1,112	164,665
Seagate Technology Holdings PLC		521	212,485
Western Digital Corp.		933	260,960
			7,897,776

Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.		1,393	216,570

Tobacco - 0.5%
Altria Group, Inc.		2,889	199,457
Philip Morris International, Inc.		2,275	425,038
			624,495

Trading Companies & Distributors - 0.2%
United Rentals, Inc.		235	197,400

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.		1,271	275,921
TOTAL COMMON STOCKS (Cost $106,338,861)			113,800,761

EXCHANGE TRADED FUNDS - 8.5%		Shares	Value
Roundhill Magnificent Seven ETF (b)		176,280	10,814,778
TOTAL EXCHANGE TRADED FUNDS (Cost $11,183,461)			10,814,778

REAL ESTATE INVESTMENT TRUSTS - 1.3%		Shares	Value
Health Care REITs - 0.5%
Ventas, Inc.		2,204	189,897
Welltower, Inc.		2,338	484,246
			674,143

Industrial REITs - 0.4%
Prologis, Inc.		3,497	498,567

Retail REITs - 0.2%
Simon Property Group, Inc.		1,363	277,848

Specialized REITs - 0.2%
Equinix, Inc.		221	215,311
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,410,444)			1,665,869

PURCHASED OPTIONS - 0.5% (a)	Notional Amount	Contracts	Value
Put Options - 0.5%
State Street SPDR S&P 500 ETF Trust (c)(d)(e)
Expiration: 03/05/2026; Exercise Price: $654.31	30,595,154	446	21,743
Expiration: 03/05/2026; Exercise Price: $668.86	960,386	14	2,062
Expiration: 03/12/2026; Exercise Price: $658.52	30,663,753	447	102,519
Expiration: 03/12/2026; Exercise Price: $665.15	960,386	14	4,269
Expiration: 03/19/2026; Exercise Price: $659.91	31,555,540	460	179,331
Expiration: 03/26/2026; Exercise Price: $667.66	31,829,936	464	316,810
TOTAL PURCHASED OPTIONS (Cost $1,128,910)			626,734

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (f)		382,379	382,379
TOTAL MONEY MARKET FUNDS (Cost $382,379)			382,379

TOTAL INVESTMENTS - 100.3% (Cost $120,444,055)			127,290,521
Liabilities in Excess of Other Assets - (0.3)%			(393,206)
TOTAL NET ASSETS - 100.0%			$126,897,315

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Expedition Plus ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.9)%	Notional Amount	Contracts	Value
Put Options - (0.9)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 03/05/2026; Exercise Price: $671.32	$(30,595,154)	(446)	$(79,290)
Expiration: 03/05/2026; Exercise Price: $681.21	(960,386)	(14)	(5,153)
Expiration: 03/12/2026; Exercise Price: $675.00	(30,663,753)	(447)	(211,257)
Expiration: 03/12/2026; Exercise Price: $680.46	(960,386)	(14)	(8,474)
Expiration: 03/19/2026; Exercise Price: $677.91	(31,555,540)	(460)	(329,098)
Expiration: 03/26/2026; Exercise Price: $683.58	(31,829,936)	(464)	(502,688)
TOTAL WRITTEN OPTIONS (Premiums received $1,818,022)			$(1,135,960)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Expedition Plus ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$113,800,761	$–	$–	$113,800,761
Exchange Traded Funds	10,814,778	–	–	10,814,778
Real Estate Investment Trusts	1,665,869	–	–	1,665,869
Purchased Options	–	626,734	–	626,734
Money Market Funds	382,379	–	–	382,379
Total Investments	$126,663,787	$626,734	$–	$127,290,521

Liabilities:
Investments:
Written Options	$–	$(1,135,960)	$–	$(1,135,960)
Total Investments	$–	$(1,135,960)	$–	$(1,135,960)

Refer to the Schedule of Investments for further disaggregation of investment categories.